Voya Target In-Retirement Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	2.26%	4.40%
Performance Inception Date		Dec. 21, 2015
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class A | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.66%	4.15%	5.32%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.96%	3.83%	5.33%
Performance Inception Date		Dec. 20, 2012
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.36%	2.21%	3.82%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.21%	2.33%	3.60%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class I | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.66%	4.15%	5.32%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.30%	3.20%	4.75%
Performance Inception Date		Jun. 01, 2018
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class R | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.66%	4.15%	5.32%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			11.88%	3.84%	5.36%
Performance Inception Date		Dec. 21, 2015
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Class R6 | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.66%	4.15%	5.32%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.